Exhibit 99.1 - Schedule 6(b)

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	7077	73.60%
Delinquency, No Missing Data	2321	24.14%
No Delinquency, At Least One Month Missing	131	1.36%
Delinquency, At Least One Month Missing	86	0.89%
Total	9615	99.99%